Commitments and Contingencies - Narrative (Details) € in Millions		12 Months Ended
	Jun. 15, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 08, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Oct. 03, 2018 CAD ($)	Oct. 03, 2018 EUR (€)
Claim regarding performance of supply agreement and damages for breach of contract
Disclosure of contingent liabilities [line items]
Contractual obligation					$ 22,000,000	€ 14.7
Losses on litigation settlements		$ 200,000
Claim regarding formerly terminated MedReleaf employee
Disclosure of contingent liabilities [line items]
Losses on litigation settlements		4,200,000
Legal proceedings provision				$ 4,200,000.0
Legal proceedings contingent liability, class action A
Disclosure of contingent liabilities [line items]
Legal proceedings provision		0
Legal proceedings contingent liability, class action B
Disclosure of contingent liabilities [line items]
Legal proceedings provision		0
Claim of breach of obligations under term sheet
Disclosure of contingent liabilities [line items]
Legal proceedings provision		0
Damages sought	$ 18,000,000
Legal proceedings contingent liability, class action C
Disclosure of contingent liabilities [line items]
Legal proceedings provision		$ 0
Obligation to purchase additional intangible assets
Disclosure of contingent liabilities [line items]
Contractual commitments for acquisition of intangible assets			$ 3,000,000